Going Concern	12 Months Ended
Mar. 31, 2018
Going Concern
Going Concern
2	GOING CONCERN

The Group meets its day to day working capital requirements and funds its investment in content primarily through a variety of banking arrangements and cash generated from operations. Under the terms of such banking arrangements the Group is able to draw down in the local currencies of its operating businesses. The net foreign currency monetary assets and liabilities position at March 31, 2018 and 2017 are shown in Note 32.

The borrowings (as set out in Note 23) are subject to individual covenants which vary but include provisions such as a fixed charge over certain assets, total available facilities against statement of financial position value, net debt against earnings before interest, income, tax expense, depreciation, certain impairments and amortization (“EBITDA”), certain financial ratios (such as a leverage ratio and fixed cover ratio), and a negative pledge that restricts the Group’s ability to incur liens, security interests or similar encumbrances or arrangements on its assets. The Group is cash generating before capital expenditures and is in full compliance with the covenants contained in its existing debt facilities.

The Group is exposed to uncertainties arising from the global economic climate and also in the markets in which it operates. Market conditions could lead to lower than anticipated demand for the Group’s products and services and exchange rate volatility could also impact reported performance. Management has considered the impact of these and other uncertainties and factored them into their financial forecasts and assessment of covenant headroom. The Group’s forecasts and projections, taking account of reasonably possible changes in trading performance (and available mitigating actions), show that the Group will be able to operate within the expected limits of the facilities and provide headroom against the covenants for the foreseeable future. For this reason, Management continues to adopt the going concern basis in preparing the consolidated financial statements.